Business Combination (Tables)	12 Months Ended
Mar. 31, 2026
Business Combination [Abstract]
Schedule of Unaudited Pro Forma Information	The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:
	For the Year ended March 31,	For the Year ended March 31,
	2023	2022
Unaudited pro forma revenue	$77,444,155	$65,827,057
Unaudited pro forma net income	$2,140,643	$4,586,525

Cash	$6,550
* Contingent consideration for acquisition	3,360,848
Total consideration at fair value	$3,367,398

*	As of the acquisition date of 2Game, the fair value of the contingent consideration for acquisition was determined to be $3,360,848, which included approximately $55,000 outperformance consideration. Subsequently, the change of fair value of the contingent consideration for acquisition amounted to a loss $19,438, $545,428 and $272,029 for the years ended March 31, 2026, 2025 and 2024, respectively. As March 31, 2026, the fair value of contingent consideration for acquisition was nil. As March 31, 2025, the fair value of contingent consideration for acquisition amounted to $1,121,006.
For the year ended March 31,
2024
Unaudited pro forma revenue	$97,534,701
Unaudited pro forma net income	$(1,960,956)
The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would have been occurred had the business combination been consummated as of that time or that may result in the future:
For the Year ended March 31,
2024
Unaudited pro forma revenue	$97,576,855
Unaudited pro forma net income	$(1,957,135)
The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:
	For the Year ended March 31,	For the Year ended March 31,
	2026	2025
Unaudited pro forma revenue	$264,536,604	$286,786,289
Unaudited pro forma net (loss) income	$(12,840,524)	$8,083,117
Cash consideration		$25,716,146

Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of 2Game:

Fair value as of acquisition date
Total consideration	$3,367,398
Non-controlling interest	2,590,000
Less: net assets of 2Game:
Cash	428
Prepayments	7,338
Intangible assets	4,742,000
Total assets	4,749,766
Accounts payable	(33,382)
Deferred tax liability	(806,140)
Total liabilities	(839,522)
Total net assets of 2Game	3,910,244
Goodwill	$2,047,154

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Starry:

Fair value as of acquisition date
Total consideration	$564,546
Less: net assets of Starry:
Cash	128,843
Inventory	57,102
Prepaid expense	34,202
Deposit Paid	442
Intangible asset	131,810
Total assets	352,399
Accounts payable	(9,796)
Other payable	(23,896)
Deferred tax liability	(23,034)
Total liabilities	(56,726)
Total net assets of Starry	295,673
Goodwill	$268,873

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Martiangear:

Fair value as of acquisition date
Total consideration	835,348
Less: net assets of Martiangear:
Cash	8,263
Accounts receivable	4,808
Inventory	92,889
Intangible asset	85,675
Total assets	191,635
Accounts payable	(17,457)
Deferred tax liability	(13,197)
Total liabilities	(30,654)
Total net assets of Martiangear	160,981
Goodwill	$674,367

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the Acquisition Date, which represents the net purchase price allocation at the date of the acquisition of Ban Leong:

Fair value as of Acquisition Date
Total consideration	$25,716,146
non-controlling interest	27,070,012
Less: net assets of Ban Leong:
Cash	11,311,600
Accounts receivable, net	15,642,759
Inventories, net	25,604,539
Other receivable and other current assets, net	1,125,378
Investment in convertible notes	2,597,253
Prepayments	426,720
Property and equipment, net	487,217
Operating leases right-of-use assets	2,253,549
Intangible assets	5,039,150
Deferred tax assets	27,431
Total assets	64,515,596

Bank Loans, current	(442,852)
Accounts payable	(11,691,291)
Operating lease liabilities	(2,281,716)
Other payables and accrued liabilities	(4,742,439)
Contract liabilities	(520,926)
Deferred tax liabilities	(907,047)
Tax payables	(504,360)
Total liabilities	(21,090,631)
Total net assets of Ban Leong	43,424,965
Goodwill	$9,361,193

Schedule of Consideration Transferred at Acquisition Date

The following tables summarizes the consideration transferred to acquiring starry at the date of acquisition:

Share issuance*	$564,546
Total consideration at fair value	$564,546

*	The fair value of Titan’s share issuance on April 12, 2023 were estimated by applying discounted cash flow approach which considers the present value of Titan Digital’s future after-tax cash flows using a 14.0% discount rate.

The following tables summarizes the consideration transferred to acquired Martiangear at the date of acquisition:

Share issuance*	$687,348
Cash consideration	148,000
Total consideration at fair value	$835,348

*	The fair value of the Company’s share issuance on July 25, 2023 were estimated by applying discounted cash flow approach which considers the present value of the Company’s future after-tax cash flows using a 14.0% discount rate.